ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 15. ACCUMULATED OTHER COMPREHENSIVE LOSS

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance at January 1, 2016	$(22,338)	$3	$—	$(22,335)
Net current period change	5	(1)	(58)	(54)
Reclassification adjustments for gains reclassified into income	(222)	—	—	(222)
Balance at December 31, 2016	(22,555)	2	(58)	(22,611)
Net current period change	641	—	(11)	630
Reclassification adjustments for gains reclassified into income	—	(2)	—	(2)
Balance at December 31, 2017	$(21,914)	$—	$(69)	$(21,983)
Net current period change	(332)		(17)	(349)
Balance at December 31, 2018	$(22,246)	$—	$(86)	$(22,332)

There were no significant tax effects allocated to each component of other comprehensive income for the years ended December 31, 2016, 2017 and 2018.